Other Income, net	12 Months Ended
Dec. 31, 2022
Other Income and Expenses [Abstract]
Other Income, net

22. Other Income, net

Other income, net consists of the following:

	For years ended December 31,
(in thousands)	2022	2021
Reimbursed SPA costs	$-	$539
Other, net	33	150
Other income, net	$33	$689

Other, net, primarily includes gain (loss) on foreign currency transactions and gain on termination of operating leases.